OPERATING SEGMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fee and commission income and income from banking fees	R$ 26,956,763	R$ 27,124,120	R$ 26,033,007
Personnel expenses	(20,814,458)	(19,889,052)	(20,013,692)
Net Income for the year ended on December 31, 2021	14,502,765	21,456,770	23,380,804
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	9,616,840	8,970,513	7,557,566
Liabilities	1,760,509,125	1,632,277,955
Operating Segments Banking [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	164,122,043	151,198,428	98,849,913
Expenses from financial intermediation (4)	(97,495,630)	(81,330,918)	(34,560,608)
Financial margin	66,626,413	69,867,510	64,289,305
Expected Credit Loss Associated with Credit Risk expense	(37,110,675)	(31,525,873)	(15,500,157)
Gross income from financial intermediation	29,515,738	38,341,637	48,789,148
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	34,269,254	33,802,362	31,866,568
Personnel expenses	(21,256,640)	(20,321,773)	(18,425,804)
Other administrative expenses (5)	(20,866,134)	(20,949,621)	(19,676,660)
Tax expenses	(6,582,213)	(6,880,656)	(6,340,354)
Share of profit (loss) of associates and jointly controlled entities	151,414	107,424	7,505
IR/CSI and Other income/expenses	(9,198,676)	(10,144,532)	(19,521,563)
Net Income for the year ended on December 31, 2021	6,032,743	13,954,841	16,698,840
Assets	1,661,529,233	1,571,006,747	1,485,771,990
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	73,163,988	68,419,475	70,811,964
Liabilities	1,468,271,968	1,384,018,647	1,303,885,088
Operating Segments Insurance Pension And Capitalization Bonds [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	39,941,507	36,250,128	20,204,517
Expenses from financial intermediation (4)	(32,892,243)	(29,163,334)	(13,192,413)
Financial margin	7,049,264	7,086,794	7,012,104
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	7,049,264	7,086,794	7,012,104
Other income from insurance, pension plans and capitalization bonds	9,800,620	7,425,337	5,177,940
Fee and commission income and income from banking fees	1,164,685	1,701,005	1,779,999
Personnel expenses	(2,651,786)	(2,377,250)	(2,040,452)
Other administrative expenses (5)	(2,065,805)	(1,635,857)	(1,494,814)
Tax expenses	(1,436,686)	(1,188,335)	(983,979)
Share of profit (loss) of associates and jointly controlled entities	421,723	125,038	98,692
IR/CSI and Other income/expenses	(3,468,750)	(4,621,808)	(4,205,510)
Net Income for the year ended on December 31, 2021	8,813,265	6,514,924	5,343,980
Assets	409,370,722	371,322,607	342,175,848
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	3,028,413	2,950,880	2,640,563
Liabilities	370,561,631	338,204,857	308,096,509
Operating Segments Other Activities [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	481,208	400,777	159,242
Expenses from financial intermediation (4)	(18)	(22)	(752)
Financial margin	481,190	400,755	158,490
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	481,190	400,755	158,490
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	4,899	7,274	767,505
Personnel expenses	(30,957)	(4,284)	(386,462)
Other administrative expenses (5)	(15,531)	(7,895)	(779,724)
Tax expenses	(22,734)	(18,530)	(112,654)
Share of profit (loss) of associates and jointly controlled entities			38,192
IR/CSI and Other income/expenses	(141,073)	(114,913)	217,521
Net Income for the year ended on December 31, 2021	275,794	262,407	(97,132)
Assets	3,277,809	3,871,114	5,495,625
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	1,105	1,191	405,587
Liabilities	68,561	154,249	1,300,120
Operating Segments Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(670,653)	(1,121,214)	(186,196)
Expenses from financial intermediation (4)	685,410	1,121,214	211,047
Financial margin	14,757		24,851
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	14,757		24,851
Other income from insurance, pension plans and capitalization bonds	32,469	35,507	13,385
Fee and commission income and income from banking fees	(33,100)	(36,169)	(605,756)
Personnel expenses			67
Other administrative expenses (5)	423,907	530,420	1,128,510
Tax expenses
Share of profit (loss) of associates and jointly controlled entities
IR/CSI and Other income/expenses	(438,033)	(529,758)	(561,057)
Net Income for the year ended on December 31, 2021
Assets	(110,126,067)	(115,953,851)	(138,226,247)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	(72,298,485)	(67,811,381)	(71,396,385)
Liabilities	(37,827,582)	(48,142,468)	(66,829,862)
Operating Segments Managerial Income Statement [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	203,874,105	186,728,119	119,027,476
Expenses from financial intermediation (4)	(129,702,481)	(109,373,060)	(47,542,726)
Financial margin	74,171,624	77,355,059	71,484,750
Expected Credit Loss Associated with Credit Risk expense	(37,110,675)	(31,525,873)	(15,500,157)
Gross income from financial intermediation	37,060,949	45,829,186	55,984,593
Other income from insurance, pension plans and capitalization bonds	9,833,089	7,460,844	5,191,325
Fee and commission income and income from banking fees	35,405,738	35,474,472	33,808,316
Personnel expenses	(23,939,383)	(22,703,307)	(20,852,651)
Other administrative expenses (5)	(22,523,563)	(22,062,953)	(20,822,688)
Tax expenses	(8,041,633)	(8,087,521)	(7,436,987)
Share of profit (loss) of associates and jointly controlled entities	573,137	232,462	144,389
IR/CSI and Other income/expenses	(13,246,532)	(15,411,011)	(24,070,609)
Net Income for the year ended on December 31, 2021	15,121,802	20,732,172	21,945,688
Assets	1,964,051,697	1,830,246,617	1,695,217,216
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	3,895,021	3,560,165	2,461,729
Liabilities	1,801,074,578	1,674,235,285	1,546,451,855
Operating Segments Proportionately Consolidated [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(2,864,178)	(2,624,549)	(612,023)
Expenses from financial intermediation (4)	552,467	484,249	161,179
Financial margin	(2,311,711)	(2,140,300)	(450,844)
Expected Credit Loss Associated with Credit Risk expense		43,142	72,047
Gross income from financial intermediation	(2,311,711)	(2,097,158)	(378,797)
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	(5,340,755)	(4,977,457)	(4,229,902)
Personnel expenses	909,076	763,928	671,693
Other administrative expenses (5)	996,835	1,035,520	1,488,706
Tax expenses	697,784	521,838	608,530
Share of profit (loss) of associates and jointly controlled entities	1,527,554	1,170,081	719,746
IR/CSI and Other income/expenses	3,521,217	3,583,248	1,120,024
Net Income for the year ended on December 31, 2021
Assets	(10,074,444)	(10,617,211)	(10,413,213)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	5,792,357	5,481,876	5,132,515
Liabilities	(10,074,444)	(10,617,211)	(10,413,213)
Operating Segments Consolidation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	(4,249,260)	(2,167,017)	1,135,111
Expenses from financial intermediation (4)	6,914,030	4,765,294	1,335,070
Financial margin	2,664,770	2,598,277	2,470,181
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation	2,664,770	2,598,277	2,470,181
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees	(1,879,319)	(1,976,003)	(2,049,179)
Personnel expenses
Other administrative expenses (5)	(618,004)	(594,059)	(361,913)
Tax expenses
Share of profit (loss) of associates and jointly controlled entities
IR/CSI and Other income/expenses	(167,447)	(28,215)	(59,089)
Net Income for the year ended on December 31, 2021
Assets	(38,502,618)	(40,304,939)	(31,138,435)
Liabilities	(38,502,618)	(40,304,939)	(31,138,435)
Operating Segments Adjustments [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	27,697,126	23,976,721	5,892,867
Expenses from financial intermediation (4)	(34,140,071)	(26,678,396)	(9,074,846)
Financial margin	(6,442,945)	(2,701,675)	(3,181,979)
Expected Credit Loss Associated with Credit Risk expense	4,993,651	7,715,896	5,813,901
Gross income from financial intermediation	(1,449,294)	5,014,221	2,631,922
Other income from insurance, pension plans and capitalization bonds	(3,788,649)	(2,570,784)	1,503,053
Fee and commission income and income from banking fees	(1,228,901)	(1,396,892)	(1,496,228)
Personnel expenses	2,215,849	2,050,327	167,266
Other administrative expenses (5)	(166,772)	(259,560)	(2,070,160)
Tax expenses	0
Share of profit (loss) of associates and jointly controlled entities	990	(46,617)	(442,631)
IR/CSI and Other income/expenses	3,797,740	(2,066,097)	1,141,894
Net Income for the year ended on December 31, 2021	(619,037)	724,598	1,435,116
Assets	12,048,614	12,964,325	21,906,625
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	(70,538)	(71,528)	(36,678)
Liabilities	8,011,609	8,964,820	20,443,279
Operating Segments Consolidated In Accordance With I F R S [Member]
IfrsStatementLineItems [Line Items]
Revenue from financial intermediation	224,457,793	205,913,274	125,443,431
Expenses from financial intermediation (4)	(156,376,055)	(130,801,913)	(55,121,323)
Financial margin	68,081,738	75,111,361	70,322,108
Expected Credit Loss Associated with Credit Risk expense	(32,117,024)	(23,766,835)	(9,614,209)
Gross income from financial intermediation	35,964,714	51,344,526	60,707,899
Other income from insurance, pension plans and capitalization bonds	6,044,440	4,890,060	6,694,378
Fee and commission income and income from banking fees	26,956,763	27,124,120	26,033,007
Personnel expenses	(20,814,458)	(19,889,052)	(20,013,692)
Other administrative expenses (5)	(22,311,504)	(21,881,052)	(21,766,055)
Tax expenses	(7,343,849)	(7,565,683)	(6,828,457)
Share of profit (loss) of associates and jointly controlled entities	2,101,681	1,355,926	421,504
IR/CSI and Other income/expenses	(6,095,022)	(13,922,075)	(21,867,780)
Net Income for the year ended on December 31, 2021	14,502,765	21,456,770	23,380,804
Assets	1,927,523,249	1,792,288,792	1,675,572,193
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	9,616,840	8,970,513	7,557,566
Liabilities	R$ 1,760,509,125	R$ 1,632,277,955	R$ 1,525,343,486